[LOGO] Merrill Lynch  Investment Managers                        www.mlim.ml.com

                  Semi-Annual Report

                  June 30, 2002

                  Mercury Aggregate
                  Bond Index Fund
                  of Mercury Index Funds, Inc.

OFFICERS AND DIRECTORS

Terry K. Glenn, Director and President
Donald W. Burton, Director
M. Colyer Crum, Director
Laurie Simon Hodrick, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Fred G. Weiss, Director
Robert C. Doll, Jr., Senior Vice President
Richard Vella, Senior Vice President
Jeffrey B. Hewson, Vice President
Frank Viola, Vice President
Donald C. Burke, Vice President and Treasurer
Stephen M. Benham, Secretary

Custodian

Merrill Lynch Trust Company
800 Scudders Mill Road
Plainsboro, NJ 08536

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


                        June 30, 2002 (2) Mercury Aggregate Bond Index Fund

DEAR SHAREHOLDER

We are pleased to provide you with this semi-annual report for Mercury Aggregate Bond Index Fund. For the six months ended June 30, 2002, the Fund's Class I and Class A Shares had total returns of +3.52% and +3.32%, respectively. (Complete performance information can be found on pages 5 and 6 of this report to shareholders.) This compared to a total return of +3.79% for the unmanaged benchmark Lehman Brothers Aggregate Bond Index for the same period. The Fund is designed for investors who have an investment objective of seeking to achieve investment returns that replicate the total return of investment-grade fixed income securities. As such, the Fund seeks to achieve its objective by replicating the total return, before expenses, of the unmanaged Lehman Brothers Aggregate Bond Index, a widely accepted reference benchmark in the measurement of performance in the high-quality fixed income market. The Fund seeks to achieve its objective by investing all of its assets in Master Aggregate Bond Index Series. Therefore, the Series' structure is dependent on the structure of the underlying benchmark. Sector weighting and security selection in the underlying benchmark is determined by the market representation that the sectors have in the overall market.

As of June 30, 2002, the Lehman Brothers Aggregate Bond Index was comprised of 6,892 securities. Of this amount, 957 represented U.S. government and government agency securities, 3,925 were investment-grade corporate securities, and 2,010 were collateralized issues comprising agency mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities. These sectors represent 33.35%, 26.31% and 40.34% of the Index, respectively. For the government and government agency sector, this represents a decline from 33.97% from the beginning of the year. The corporate bond sector declined from 30.62%, and the collateralized sector increased from 35.41% during the six-month period.

The management of the Series' assets is conducted by the separate management of the three sectors mentioned above. The government and agency and corporate sectors are managed similarly. In these two sectors, we seek to neutralize duration. Duration is a measurement of an anticipated price change of a security (or group of securities) for a given change in interest rates. Therefore, if the duration of each sector is identical to the duration in the corresponding sector in the Index, the price movement of that sector should be identical in the Series and in the Index. We also ensure the sector match in the composition of duration. That is, the exposure along the various points of the yield curve is matched in order to attain identical price movement in the event a change in the shape of the yield curve occurs. An additional exercise takes place in the corporate sector of the Series. In order to further limit tracking error, we seek to achieve subsector neutrality. We therefore look to position the portfolio with neutral industry exposure as well as identical credit rating exposure.


                        June 30, 2002 (3) Mercury Aggregate Bond Index Fund

The third sector is comprised of mortgage-backed securities (MBS) and is managed with a different approach. MBS are subject to prepayments, which create an uncertainty in the timing of the underlying cashflows. When interest rates rise, prepayments typically decline and the result is relatively greater cashflows in the distant future and a longer duration security. Also, prepayments typically rise as interest rates decline; these result in relatively greater cashflows in the near future and a shorter duration security. Hence, MBS durations are not fixed and determinable; they are estimations. Accordingly, rather than relying on estimations of duration, we seek to minimize product variation. This entails neutral exposure to mortgage coupon, mortgage type and issuer.

In Conclusion

We appreciate your investment in Mercury Aggregate Bond Index Fund, and we look forward to assisting you with your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn          /s/ Jeffrey B. Hewson          /s/ Frank Viola

Terry K. Glenn              Jeffrey B. Hewson              Frank Viola
President and Director      Vice President and             Vice President and
                            Co-Portfolio Manager           Co-Portfolio Manager

August 9, 2002


                        June 30, 2002 (4) Mercury Aggregate Bond Index Fund

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers two classes of shares allowing you to invest in the way that best suits your needs. The two alternatives are:

CLASS I SHARES do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class A Shares are subject to an ongoing account maintenance fee of 0.25%.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator voluntarily waived a portion of their administrative fee. Without such waiver, the Fund's performance would have been lower.


                        June 30, 2002 (5) Mercury Aggregate Bond Index Fund

FUND PERFORMANCE DATA (CONCLUDED)

AVERAGE ANNUAL TOTAL RETURN

Class I Shares                                                          % Return
--------------------------------------------------------------------------------
One Year Ended 6/30/02                                                   +8.18%
--------------------------------------------------------------------------------
Inception (2/15/00) through 6/30/02                                      +9.33
--------------------------------------------------------------------------------

Class A Shares                                                          % Return
--------------------------------------------------------------------------------
One Year Ended 6/30/02                                                   +7.93%
--------------------------------------------------------------------------------
Inception (2/15/00) through 6/30/02                                      +9.03
--------------------------------------------------------------------------------

RECENT PERFORMANCE RESULTS

                                  6-Month        12-Month       Since Inception      Standardized
As of June 30, 2002             Total Return   Total Return      Total Return        30-Day Yield
-------------------------------------------------------------------------------------------------
Class I*                           +3.52%         +8.18%            +23.61%              5.22%
-------------------------------------------------------------------------------------------------
Class A*                           +3.32          +7.93             +22.79               4.73
-------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate
Bond Index**                       +3.79          +8.63             +24.55                 --
-------------------------------------------------------------------------------------------------

 * Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund's inception date is 2/15/00.
** This unmanaged market-weighted Index is comprised of U.S. government and agency securities, mortgage-backed securities issued by Ginnie Mae, Freddie Mac and Fannie Mae, and investment-grade (rated BBB or better) corporate bonds. Since inception total return is from 2/29/00.


                        June 30, 2002 (6) Mercury Aggregate Bond Index Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2002

MERCURY AGGREGATE BOND INDEX FUND

Assets:

Investment in Master Aggregate Bond Index Series, at value
    (identified cost--$5,878,161)                                             $5,948,621
Other assets                                                                       4,286
                                                                              ----------
Total assets                                                                   5,952,907
                                                                              ----------
----------------------------------------------------------------------------------------

Liabilities:

Payables:
    Dividends to shareholders                                     $ 8,261
    Distributor                                                     1,090
    Administrative fees                                               829         10,180
Accrued expenses                                               ----------          6,055
                                                                              ----------
Total liabilities                                                                 16,235
                                                                              ----------
----------------------------------------------------------------------------------------

Net Assets:

Net assets                                                                    $5,936,672
                                                                              ==========
----------------------------------------------------------------------------------------

Net Assets Consist of:

Class I Shares of Common Stock, $.0001 par value, 125,000,000
    shares authorized                                                         $       --+
Class A Shares of Common Stock, $.0001 par value, 125,000,000
    shares authorized                                                                 56
Paid-in capital in excess of par                                               5,893,901
Accumulated investment loss--net                                  $(1,665)
Accumulated realized capital losses on investments
    from the Series--net                                          (26,080)
Unrealized appreciation on investments from the Series--net        70,460
                                                                  -------
Total accumulated earnings--net                                                   42,715
                                                                              ----------
Net assets                                                                    $5,936,672
                                                                              ==========
----------------------------------------------------------------------------------------

Net Asset Value:

Class I--Based on net assets of $319 and 30 shares
    outstanding                                                               $    10.63
                                                                              ==========
Class A--Based on net assets of $5,936,353 and 558,441 shares
    outstanding                                                               $    10.63
                                                                              ==========
----------------------------------------------------------------------------------------

+     Amount is less than $1.

      See Notes to Financial Statements.


                        June 30, 2002 (7) Mercury Aggregate Bond Index Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2002

MERCURY AGGREGATE BOND INDEX FUND

Investment Income from the Series--Net:

Net investment income allocated from the Series:
  Interest                                                                               $ 120,000
  Securities lending--net                                                                        4
  Expenses                                                                                  (1,847)
                                                                                         ---------
Net investment income from the Series                                                      118,157
                                                                                         ---------
--------------------------------------------------------------------------------------------------

Expenses:

Printing and shareholder reports                                           $ 18,042
Professional fees                                                            11,277
Account maintenance fee--Class A                                              5,273
Administration fee                                                            4,010
Registration fees                                                             1,802
Transfer agent fees                                                           1,064
Directors' fees and expenses                                                      7
Other                                                                         2,416
                                                                           --------
Total expenses before reimbursement                                          43,891
Reimbursement of expenses                                                   (33,078)
                                                                           --------
Total expenses after reimbursement                                                          10,813
                                                                                         ---------
Investment income--net                                                                     107,344
                                                                                         ---------
--------------------------------------------------------------------------------------------------

Realized & Unrealized Gain (Loss) from the Series--Net:

Realized loss on investments from the Series--net                                           (8,883)
Change in unrealized appreciation on investments
  from the Series--net                                                                      53,561
                                                                                         ---------
Total realized and unrealized gain on investments from the Series--net                      44,678
                                                                                         ---------
Net Increase in Net Assets Resulting from Operations                                     $ 152,022
                                                                                         =========
--------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                        June 30, 2002 (8) Mercury Aggregate Bond Index Fund

STATEMENTS OF CHANGES IN NET ASSETS

MERCURY AGGREGATE BOND INDEX FUND

                                                                           For the Six           For the
                                                                          Months Ended          Year Ended
 Increase (Decrease) in Net Assets:                                       June 30, 2002       Dec. 31, 2001
-----------------------------------------------------------------------------------------------------------
 Operations:

 Investment income--net                                                    $   107,344         $    53,613
 Realized loss on investments from the Series--net                              (8,883)             (9,102)
 Change in unrealized appreciation on investments
    from the Series--net                                                        53,561               9,026
                                                                           -------------------------------
 Net increase in net assets resulting from operations                          152,022              53,537
                                                                           -------------------------------
-----------------------------------------------------------------------------------------------------------

 Dividends & Distributions to Shareholders:

 Investment income--net:
    Class I                                                                        (60)               (901)
    Class A                                                                   (107,612)            (52,855)
 Realized gain on investments from the Series--net:
    Class I                                                                         --                 (30)
    Class A                                                                         --              (4,010)
                                                                           -------------------------------
 Net decrease in net assets resulting from dividends and
    distributions to shareholders                                             (107,672)            (57,796)
                                                                           -------------------------------
-----------------------------------------------------------------------------------------------------------

 Capital Share Transactions:

 Net increase in net assets derived from capital share transactions          3,222,001           2,181,094
                                                                           -------------------------------
-----------------------------------------------------------------------------------------------------------

 Net Assets:

 Total increase in net assets                                                3,266,351           2,176,835
 Beginning of period                                                         2,670,321             493,486
                                                                           -------------------------------
 End of period*                                                            $ 5,936,672         $ 2,670,321
                                                                           ===============================
-----------------------------------------------------------------------------------------------------------

*Accumulated investment loss--net                                          $    (1,665)        $    (1,337)
                                                                           ===============================
-----------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                        June 30, 2002 (9) Mercury Aggregate Bond Index Fund

FINANCIAL HIGHLIGHTS

MERCURY AGGREGATE BOND INDEX FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                   Class I
                                                ----------------------------------------------
                                                                                      For the
                                                 For the           For the             Period
                                                Six Months          Year              Feb. 15,
                                                  Ended             Ended             2000+ to
                                                 June 30,          Dec. 31,           Dec. 31,
Increase (Decrease) in Net Asset Value:            2002              2001               2000
----------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period            $  10.55           $  10.38          $  10.00
                                                ---------------------------------------------
Investment income--net                               .18@@              .60               .56
Realized and unrealized gain on
  investments from the Series--net                   .19                .20               .53
                                                ---------------------------------------------
Total from investment operations                     .37                .80              1.09
                                                ---------------------------------------------
Less dividends and distributions:
  Investment income--net                            (.29)              (.61)             (.52)
  In excess of investment income--net                 --                 --              (.10)
  Realized gain on investments
    from the Series--net                              --               (.02)             (.09)
                                                ---------------------------------------------
Total dividends and distributions                   (.29)              (.63)             (.71)
                                                ---------------------------------------------
Net asset value, end of period                  $  10.63           $  10.55          $  10.38
                                                =============================================
----------------------------------------------------------------------------------------------

Total Investment Return:

Based on net asset value per share                 3.52%@             7.84%            10.73%@
                                                =============================================
----------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement++                    .35%*              .35%              .32%*
                                                =============================================
Expenses++                                         1.53%*            13.83%            89.42%*
                                                =============================================
Investment income--net                             5.31%*             5.73%             6.50%*
                                                =============================================
----------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)        $     --+++        $     18          $     14
                                                =============================================
----------------------------------------------------------------------------------------------

  *   Annualized.
  +   Commencement of operations.
 ++   Includes the Fund's share of the Series' allocated expenses.
+++   Amount is less than $1,000.
  @   Aggregate total investment return.
 @@   Based on average shares outstanding.

      See Notes to Financial Statements.


                       June 30, 2002 (10) Mercury Aggregate Bond Index Fund

FINANCIAL HIGHLIGHTS (CONCLUDED)

MERCURY AGGREGATE BOND INDEX FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                   Class A
                                                ----------------------------------------------
                                                                                      For the
                                                 For the           For the             Period
                                                Six Months          Year              Feb. 15,
                                                  Ended             Ended             2000+ to
                                                 June 30,          Dec. 31,           Dec. 31,
Increase (Decrease) in Net Asset Value:           2002               2001              2000
----------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period            $  10.55           $  10.38          $  10.00
                                                ---------------------------------------------
Investment income--net                               .27@@              .56               .62
Realized and unrealized gain on
  investments from the Series--net                   .08                .21               .49
                                                ---------------------------------------------
Total from investment operations                     .35                .77              1.11
                                                ---------------------------------------------

Less dividends and distributions:
  Investment income--net                            (.27)              (.58)             (.54)
  In excess of investment income--net                 --                 --              (.10)
  Realized gain on investments
    from the Series--net                              --               (.02)             (.09)
                                                ---------------------------------------------
Total dividends and distributions                   (.27)              (.60)             (.73)
                                                ---------------------------------------------
Net asset value, end of period                  $  10.63           $  10.55          $  10.38
                                                =============================================
----------------------------------------------------------------------------------------------

Total Investment Return:

Based on net asset value per share                 3.32%@             7.57%            10.48%@
                                                =============================================
----------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement++                    .60%*              .60%              .60%*
                                                =============================================
Expenses++                                         2.17%*            13.26%           106.04%*
                                                =============================================
Investment income--net                             5.09%*             5.38%             6.11%*
                                                =============================================
----------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)        $  5,937           $  2,652          $    479
                                                =============================================
----------------------------------------------------------------------------------------------

 *    Annualized.
 +    Commencement of operations.
++    Includes the Fund's share of the Series' allocated expenses.
 @    Aggregate total investment return.
@@    Based on average shares outstanding.

      See Notes to Financial Statements.


                       June 30, 2002 (11) Mercury Aggregate Bond Index Fund

NOTES TO FINANCIAL STATEMENTS

      MERCURY AGGREGATE BOND INDEX FUND

(1)   Significant Accounting Policies:

      Mercury Aggregate Bond Index Fund (the "Fund") is part of Mercury Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Aggregate Bond Index Series (the "Series") of the Quantitative Master Series Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The percentage of the Series owned by the Fund at June 30, 2002 was 1.2%. The Fund offers two classes of shares. Class I and Class A Shares are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A Shares bear certain expenses related to the account maintenance of such shares and have exclusive voting rights with respect to matters relating to its account maintenance expenditures. The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of investments--The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1a of the Series' Notes to Financial Statements, which are included elsewhere in this report.

      (b) Investment income and expenses--The Fund records daily its proportionate share of the Series' income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

      (c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

      (d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.


                       June 30, 2002 (12) Mercury Aggregate Bond Index Fund

      (e) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

      (f) Investment transactions--Investment transactions in the Series are accounted for on a trade date basis.

(2)   Transactions with Affiliates:

      The Corporation has entered into an Administrative Services Agreement with Mercury Advisors ("Mercury Advisors"), an affiliate of Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .19% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. Mercury Advisors has entered into a contractual arrangement with the Fund under which the expenses incurred by each class of shares of the Fund (excluding distribution and/or account maintenance fees) will not exceed .35%. This arrangement has a one-year term and is renewable. For the six months ended June 30, 2002, Mercury Advisors earned fees of $4,010, all of which was waived. Mercury Advisors also reimbursed the Fund for additional expenses of $29,068.

      The Corporation has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee. The fee is accrued daily and paid monthly at the annual rate of .25% based upon the average daily net assets of Class A Shares.

      Pursuant to a sub-agreement with the Distributor, selected dealers also provide account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and selected dealers for providing account maintenance services to Class A shareholders.

      Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

      Certain officers and/or directors of the Fund are officers and/or directors of Mercury Advisors, FAM, PSI, FAMD, FDS, and/or ML & Co.

(3)   Investments:

      Increases and decreases in the Fund's investment in the Series for the six months ended June 30, 2002 were $3,175,561 and $61,916, respectively.


                       June 30, 2002 (13) Mercury Aggregate Bond Index Fund

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

(4)   Capital Share Transactions:

      Net increase in net assets derived from capital share transactions was $3,222,001 and $2,181,094 for the six months ended June 30, 2002 and for the year ended December 31, 2001, respectively.

      Transactions in capital shares for each class were as follows:

Class I Shares for the Six Months Ended
June 30, 2002                                           Shares     Dollar Amount
--------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment
of dividends                                                 4      $        44
Shares redeemed                                         (1,668)         (17,652)
                                                       ------------------------
Net decrease                                            (1,664)     $   (17,608)
                                                       ========================
--------------------------------------------------------------------------------

Class I Shares for the Year Ended
December 31, 2001                                       Shares     Dollar Amount
--------------------------------------------------------------------------------
Shares sold                                                237      $     2,528
Shares issued to shareholders in reinvestment
of dividends and distributions                              98            1,022
                                                       ------------------------
Net increase                                               335      $     3,550
                                                       ========================
--------------------------------------------------------------------------------

Class A Shares for the Six Months Ended
June 30, 2002                                           Shares     Dollar Amount
--------------------------------------------------------------------------------
Shares sold                                            340,479      $ 3,591,514
Shares issued to shareholders in reinvestment
of dividends                                             9,410           99,266
                                                       ------------------------
Total issued                                           349,889        3,690,780
Shares redeemed                                        (42,917)        (451,171)
                                                       ------------------------
Net increase                                           306,972      $ 3,239,609
                                                       ========================
--------------------------------------------------------------------------------

Class A Shares for the Year Ended
December 31, 2001                                       Shares     Dollar Amount
--------------------------------------------------------------------------------
Shares sold                                            222,916      $ 2,362,709
Shares issued to shareholders in reinvestment
of dividends and distributions                           5,491           57,985
                                                       ------------------------
Total issued                                           228,407        2,420,694
Shares redeemed                                        (23,138)        (243,150)
                                                       ------------------------
Net increase                                           205,269      $ 2,177,544
                                                       ========================
--------------------------------------------------------------------------------


                       June 30, 2002 (14) Mercury Aggregate Bond Index Fund

SCHEDULE OF INVESTMENTS

MASTER AGGREGATE BOND INDEX SERIES

                                                                    In U.S. Dollars
                      -------------------------------------------------------------
                          Face         Interest       Maturity
Issue                    Amount          Rate          Date(s)             Value
-----------------------------------------------------------------------------------
U.S. Government & Agency Obligations--32.6%
Fannie Mae            $   290,000        5.45 %      10/10/2003        $    299,995
                          210,000        6.85         4/05/2004             223,681
                       13,065,000        3.50         9/15/2004          13,151,569
                       12,625,000        5.75         2/15/2008          13,322,721
                        8,345,000        6.625       11/15/2010           9,082,030
-----------------------------------------------------------------------------------
Financing Corp.           670,000        9.80        11/30/2017             927,146
-----------------------------------------------------------------------------------
Freddie Mac             5,840,000        6.25        10/15/2002           5,911,797
                       16,845,000        5.75         7/15/2003          17,469,090
                        1,245,000        7.18         6/27/2006           1,384,850
                       14,560,000        4.875        3/15/2007          14,882,402
                        8,655,000        6.75         9/15/2029           9,213,966
                          600,000        6.25         7/15/2032             603,237
-----------------------------------------------------------------------------------
Tennessee Valley        1,915,000        6.25        12/15/2017           2,007,075
Authority, Series E
-----------------------------------------------------------------------------------
United States             765,000        8.75        11/15/2008             829,128
Treasury Bonds         14,300,000        8.75         5/15/2017          19,080,004
                          370,000        8.875        8/15/2017             499,061
                        6,420,000        8.50         2/15/2020           8,507,456
                        2,645,000        6.25         8/15/2023           2,833,924
                        3,000,000        6.375        8/15/2027           3,271,731
                          200,000        5.375        2/15/2031             195,844
-----------------------------------------------------------------------------------
United States           3,500,000        3.625        8/31/2003           3,557,288
Treasury Notes          5,745,000        4.75         2/15/2004           5,943,134
                        3,450,000        5.25         5/15/2004           3,605,885
                        3,685,000        6.00         8/15/2004           3,914,822
                        3,510,000        5.875       11/15/2004           3,730,470
                        9,070,000        5.75        11/15/2005           9,679,395
                       11,185,000        5.875       11/15/2005          11,985,600
                        1,250,000        4.375        5/15/2007           1,267,187
-----------------------------------------------------------------------------------
Total Investments in U.S. Government & Agency Obligations
(Cost--$163,163,589)--32.6%                                             167,380,488
-----------------------------------------------------------------------------------


                       June 30, 2002 (15) Mercury Aggregate Bond Index Fund

                                                                            In U.S. Dollars
                      ---------------------------------------------------------------------
                          Face         Interest             Maturity
Issue                    Amount          Rate                Date(s)               Value
-------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed Obligations**--38.0%
Fannie Mae            $   843,028        5.50%         6/01/2011-2/01/2014          857,103
                        3,637,404        6.00          2/01/2013-6/01/2015        3,742,934
                        6,429,903        6.00          1/01/2026-5/01/2029        6,473,563
                        3,479,833        6.50          1/01/2013-5/01/2016        3,626,573
                        9,716,044        6.50         12/01/2025-1/01/2030        9,947,772
                        3,963,696        7.00          4/01/2027-3/01/2031        4,115,944
                        1,073,516        7.50         10/01/2027-9/01/2030        1,128,664
                           73,502        8.00               9/01/2015                78,280
                          834,744        8.00         11/01/2029-12/01/2030         886,529
                          169,794        8.50          5/01/2030-1/01/2031          181,435
-------------------------------------------------------------------------------------------
Freddie Mac--           2,431,959        5.50         10/01/2013-6/01/2017        2,451,975
Gold Program            1,152,179        5.50         12/01/2028-1/01/2029        1,126,843
                       15,330,459        6.00          2/01/2016-5/01/2017       15,668,090
                       19,561,320        6.00          9/01/2029-6/01/2032       19,545,246
                        1,500,000        6.00                TBA(1)               1,532,776
                        3,412,751        6.50          7/01/2015-3/01/2017        3,542,499
                       41,512,208        6.50          1/01/2026-6/01/2032       42,422,287
                        2,600,000        6.50                TBA(1)               2,656,722
                        2,825,660        7.00          1/01/2011-6/01/2016        2,975,032
                       19,760,737        7.00          9/01/2025-4/01/2032       20,500,524
                        1,200,000        7.00                TBA(1)               1,243,844
                          914,139        7.50          5/01/2007-4/01/2016          967,589
                        8,429,971        7.50          1/01/2023-5/01/2032        8,868,533
                        3,091,247        8.00          6/01/2024-3/01/2032        3,288,977
                          340,656        8.50          5/01/2028-8/01/2030          364,796
                          432,423        9.50               2/01/2019               480,472
-------------------------------------------------------------------------------------------
Government              4,719,074        6.00          4/20/2026-4/15/2032        4,726,539
National Mortgage         241,045        6.50          2/15/2014-5/15/2014          252,383
Corporation            12,069,671        6.50          4/15/2026-5/15/2032       12,353,405
                          133,365        7.00               4/15/2013               141,362
                        9,917,774        7.00          7/15/2027-9/15/2031       10,323,631
                        4,764,768        7.50         3/15/2024-11/15/2031        5,041,086
                        2,828,178        8.00         12/15/2022-6/15/2031        3,018,658
                          547,912        8.50         11/15/2017-3/15/2031          589,325
                          394,543        9.00         11/15/2016-11/15/2024         434,872
                           42,017        9.50               9/15/2021                47,092
-------------------------------------------------------------------------------------------
Total U.S. Government Agency Mortgage-Backed Obligations
(Cost--$190,730,283)--38.0%                                                     195,603,355
-------------------------------------------------------------------------------------------


                       June 30, 2002 (16) Mercury Aggregate Bond Index Fund

                                                                                 In U.S. Dollars
                      --------------------------------------------------------------------------
S&P        Moody's        Face
Ratings    Ratings       Amount              Corporate Bonds & Notes                     Value
------------------------------------------------------------------------------------------------
Banking--3.1%
A-           A2       $ 1,300,000    BB&T Corporation, 6.50% due 8/01/2011           $ 1,359,957
                                     Bank of America Corp.:
A+           Aa2        1,900,000     5.875% due 2/15/2009                             1,915,696
A            Aa3          660,000     7.40% due 1/15/2011                                722,833
A+           Aa2          325,000    The Bank of New York, 5.20% due 7/01/2007           331,350
                                     Bank One Corp.:
A            Aa3        1,200,000     6.875% due 8/01/2006                             1,296,845
A-           A1           200,000     7.875% due 8/01/2010                               226,887
A-           A1           378,000     8% due 4/29/2027                                   433,465
A            A2           535,000    Corp Andina de Fomento,
                                     6.875% due 3/15/2012 (a)                            548,812
A+           A1           400,000    Deutsche Bank Financial, 7.50% due 4/25/2009        446,169
A            A1         1,200,000    FleetBoston Financial Corp.,
                                     7.25% due 9/15/2005                               1,304,963
A            A1           600,000    HSBC Holding PLC, 7.50% due 7/15/2009               669,008
AAA          Aaa        1,000,000    Inter-American Development Bank,
                                     6.80% due 10/15/2025                              1,092,114
AAA          Aaa          250,000    International Bank for Reconstruction and
                                     Development, 3.50% due 10/22/2004                   251,509
A            A2           722,000    Mellon Financial Co., 6.875% due 3/01/2003          744,024
A-           A2           350,000    Regions Financial Corporation,
                                     6.375% due 5/15/2012                                360,254
A+           Aa2        2,000,000    Wells Fargo Bank NA, 6.45% due 2/01/2011          2,090,352
                                     Wells Fargo Company:
A+           Aa2          600,000     7.25% due 8/24/2005                                653,540
A+           Aa2        1,400,000     5.125% due 2/15/2007                             1,416,463
                                                                                     -----------
                                                                                      15,864,241
------------------------------------------------------------------------------------------------

Financial Services--5.5%
A+           A2           400,000    AXA Financial Inc., 7.75% due 8/01/2010             447,252
A+           A1           400,000    American Express Corporation,
                                     6.875% due 11/01/2005                               432,786
A            A2           600,000    Bear Stearns Companies, Inc.,
                                     7.625% due 2/01/2005                                647,957
A+           A3           800,000    Boeing Capital Corporation,
                                     7.10% due 9/27/2005                                 865,621
                                     CIT Group Inc.:
A            A2           200,000     6.50% due 2/07/2006                                193,916
A            A2           400,000     7.75% due 4/02/2012                                393,771
BBB-         Baa2         900,000    Capital One Bank, 6.875% due 2/01/2006              889,579
                                     Citigroup Inc.:
AA-          Aa1        1,700,000     5.70% due 2/06/2004                              1,768,039
AA-          Aa1          400,000     5.75% due 5/10/2006                                416,136
AA-          Aa1        1,000,000     6.50% due 1/18/2011                              1,039,833
                                     Commercial Credit Co.:
AA-          Aa1          500,000     6.75% due 7/01/2007                                540,266
AA-          Aa1          450,000     10% due 5/15/2009                                  559,000


                       June 30, 2002 (17) Mercury Aggregate Bond Index Fund

                                                                                 In U.S. Dollars
                      --------------------------------------------------------------------------
S&P        Moody's        Face
Ratings    Ratings       Amount              Corporate Bonds & Notes                     Value
------------------------------------------------------------------------------------------------
Financial Services (concluded)
A            A3       $ 1,300,000    Countrywide Home Loans, Inc.,
                                     5.25% due 6/15/2004                             $ 1,336,343
                                     Credit Suisse First Boston Inc.:
AA-          Aa3          500,000     5.875% due 8/01/2006                               518,281
AA-          Aa3          300,000     6.125% due 11/15/2011                              294,706
                                     Ford Motor Credit Company:
BBB+         A3           600,000     7.50% due 6/15/2003                                620,405
BBB+         A3         2,400,000     6.875% due 2/01/2006                             2,455,358
AAA          Aaa        1,440,000    General Electric Capital Corp.,
                                     6.75% due 3/15/2032                               1,414,473
                                     General Motors Acceptance Corp.:
BBB+         A2           819,000     6.85% due 6/17/2004                                856,486
BBB+         A2           692,000     7.75% due 1/19/2010                                732,202
BBB+         A2           295,000     7% due 2/01/2012                                   295,384
BBB+         A2         1,298,000     8% due 11/01/2031                                1,327,529
                                     Goldman Sachs Group, Inc.:
A+           A1           800,000     7.625% due 8/17/2005                               876,726
A+           A1           300,000     6.875% due 1/15/2011                               311,023
                                     International Lease Finance Corporation:
AA-          A1           236,000     5.50% due 6/07/2004                                243,267
AA-          A1           570,000     4.75% due 1/18/2005                                577,043
                                     Lehman Brothers Holdings, Inc.:
A            A2           800,000     6.625% due 4/01/2004                               839,160
A            A2           350,000     7% due 2/01/2008                                   374,684
A            A2           245,000     7.875% due 8/15/2010                               268,379
BBB          Baa2         500,000    Liberty Property LP, 7.25% due 3/15/2011            523,110
                                     MBNA America Bank NA:
BBB+         Baa1         500,000     6.875% due 7/15/2004                               526,959
BBB          Baa2         325,000     6.625% due 6/15/2012                               326,548
AA-          Aa3        1,300,000    Morgan Stanley, Dean Witter, Discover & Co.,
                                     7.125% due 1/15/2003                              1,334,125
BBB+         Baa1         500,000    ProLogis Trust, 7% due 10/01/2003                   517,620
AA-          Aa1        1,000,000    Salomon, Smith Barney Holdings, Inc.,
                                     6.25% due 5/15/2003                               1,033,030
BBB          Baa1         500,000    Simon Debartolo, 6.75% due 7/15/2004                523,114
AA           Aa3          250,000    Texaco Capital Inc., 8.625% due 6/30/2010           298,189
A-           A3           400,000    Textron Financial Corporation,
                                     5.95% due 3/15/2004                                 412,480
A+           A1         1,000,000    Verizon Global Funding Corporation,
                                     6.75% due 12/01/2005                              1,036,449
                                                                                     -----------
                                                                                      28,067,229
------------------------------------------------------------------------------------------------


                       June 30, 2002 (18) Mercury Aggregate Bond Index Fund

                                                                                 In U.S. Dollars
                      --------------------------------------------------------------------------
S&P        Moody's        Face
Ratings    Ratings       Amount              Corporate Bonds & Notes                     Value
------------------------------------------------------------------------------------------------
Financial Services--Consumer--3.1%
A-           A2       $ 1,000,000    ACE INA Holdings, 8.30% due 8/15/2006           $ 1,108,580
A+           A1           250,000    Allstate Corporation, 5.375% due 12/01/2006         256,942
A-           A3           500,000    Aristar Inc., 7.375% due 9/01/2004                  536,172
BBB+         Baa1         215,000    Avalonbay Communities, 6.625% due 9/15/2011         219,459
A            A2           500,000    Hartford Life Inc., 7.375% due 3/01/2031            532,694
                                     Household Financial Corporation:
A            A2         1,100,000     6.50% due 1/24/2006                              1,124,625
A            A2           200,000     7.875% due 3/01/2007                               213,314
A            A2           300,000     6.75% due 5/15/2011                                295,267
A            A2           200,000     6.375% due 10/15/2011                              191,324
A-           Baa2         500,000    Provident Companies Inc., 7% due 7/15/2018          496,183
NR*          NR*       10,000,000    Security Life of Denver,
                                     0.33% due 10/01/2002 (b)                         10,559,188
BBB+         A3           600,000    Washington Mutual Inc., 7.50% due 8/15/2006         648,998
                                                                                     -----------
                                                                                      16,182,746
------------------------------------------------------------------------------------------------

Foreign Government Obligations--2.1%
AA+          Aaa        2,000,000    Canada Government Bond,
                                     5.25% due 11/05/2008                              2,063,992
AA-          Aa2          400,000    Province of British Columbia,
                                     4.625% due 10/03/2006                               404,976
AA-          Aa3        1,000,000    Province of Manitoba, 5.50% due 10/01/2008        1,040,586
                                     Province of Ontario:
AA           Aa3          328,000     7.375% due 1/27/2003                               338,170
AA           Aa3          750,000     5.50% due 10/01/2008                               778,388
A+           Aa3          603,000    Province of Saskatchewan, 8% due 7/15/2004          657,214
A+           A1         1,500,000    Quebec Province, 7.50% due 9/15/2029              1,717,541
AAA          Aaa        1,000,000    Republic of Finland, 5.875% due 2/27/2006         1,064,779
AA           Aa2        1,050,000    Republic of Italy, 4.375% due 10/25/2006          1,048,512
BBB-         Baa2       1,400,000    United Mexican States, 9.875% due 2/01/2010       1,564,500
                                                                                     -----------
                                                                                      10,678,658
------------------------------------------------------------------------------------------------

Industrial--Consumer Goods--2.2%
A+           A1           750,000    Anheuser-Busch Companies, Inc.,
                                     6% due 11/01/2041                                   699,890
A            A2         1,000,000    Coca-Cola Enterprises, 6.75% due 9/15/2028        1,009,711
BBB          Baa2         290,000    International Paper Company,
                                     8.125% due 7/08/2005                                318,897
BBB          Baa2         837,000    Kellogg Company, 6% due 4/01/2006                   874,739
AA           Aa2          894,000    Kimberly-Clark Corporation,
                                     7.10% due 8/01/2007                                 996,965
                                     Kraft Foods Inc.:
A-           A2           400,000     4.625% due 11/01/2006                              398,504
A-           A2           400,000     5.625% due 11/01/2011                              396,393
A-           A2           700,000     6.50% due 11/01/2031                               692,681


                       June 30, 2002 (19) Mercury Aggregate Bond Index Fund

                                                                                 In U.S. Dollars
                      --------------------------------------------------------------------------
S&P        Moody's        Face
Ratings    Ratings       Amount              Corporate Bonds & Notes                     Value
------------------------------------------------------------------------------------------------
Industrial--Consumer Goods (concluded)
                                     Kroger Company:
BBB-         Baa3     $   500,000     6.80% due 4/01/2011                            $   520,295
BBB-         Baa3         250,000     7.50% due 4/01/2031                                260,259
A            A2           500,000    Nabisco, Inc., 6.375% due 2/01/2005                 522,407
A            A1           947,000    Pepsi Bottling Holdings Inc.,
                                     5.625% due 2/17/2009 (a)                            962,248
A            A1           500,000    PepsiCo Inc., 4.50% due 9/15/2004                   510,196
                                     Philip Morris Companies, Inc.:
A-           A2         1,000,000     6.375% due 2/01/2006                             1,056,736
A-           A2           365,000     6.95% due 6/01/2006                                387,533
                                     Safeway Inc.:
BBB          Baa2         300,000     6.15% due 3/01/2006                                315,412
BBB          Baa2         394,000     7.25% due 2/01/2031                                408,061
BBB          Baa2         250,000    Sappi Papier Holdings AG,
                                     6.75% due 6/15/2012 (a)                             253,146
BBB          Baa3         680,000    SuperValu Inc., 7.50% due 5/15/2012                 710,255
BBB          Baa3         250,000    Tyson Foods, Inc., 6.625% due 10/01/2004            260,632
                                                                                     -----------
                                                                                      11,554,960
------------------------------------------------------------------------------------------------

Industrial--Energy--1.7%
                                     Anadarko Finance Company:
BBB+         Baa1         390,000     6.75% due 5/01/2011                                408,091
BBB+         Baa1         190,000     7.50% due 5/01/2031                                202,662
A-           A3           190,000    Apache Corporation, 7.625% due 7/01/2019            207,671
BBB          Baa2         785,000    The Coastal Corporation, 6.50% due 6/01/2008        754,743
A            A2           325,000    Colonial Pipeline, 7.63% due 4/15/2032 (a)          345,246
                                     Conoco Inc.:
BBB+         Baa1         800,000     5.90% due 4/15/2004                                833,185
BBB+         Baa1         320,000     6.35% due 4/15/2009                                336,642
BBB+         A3           500,000    Consolidated Natural Gas,
                                     5.375% due 11/01/2006                               501,777
A+           A1           750,000    Duke Energy Corporation, 6.25% due 1/15/2012        764,805
BBB          Baa2         295,000    Duke Energy Field Services,
                                     8.125% due 8/16/2030                                306,856
BBB-         Baa2         800,000    FirstEnergy Corp., 6.45% due 11/15/2011             776,717
A-           Baa1         270,000    Kinder Morgan Energy, 6.75% due 3/15/2011           277,827
A-           Baa1          97,000    Murphy Oil Corporation, 6.375% due 5/01/2012         98,868
BBB          Baa3         500,000    NiSource Finance Corporation,
                                     7.625% due 11/15/2005                               502,979
BBB-         Baa3         500,000    Ocean Energy Inc., 7.25% due 10/01/2011             524,620
                                     Phillips Petroleum Company:
BBB+         A3           650,000     8.50% due 5/25/2005                                726,512
BBB+         A3           680,000     8.75% due 5/25/2010                                807,448
A-           Baa2         337,000    Transocean Offshore, 6.625% due 4/15/2011           347,007
A-           Baa2         290,000    Transocean Sedco Forex, 6.50% due 4/15/2003         296,468
                                                                                     -----------
                                                                                       9,020,124
------------------------------------------------------------------------------------------------


                       June 30, 2002 (20) Mercury Aggregate Bond Index Fund

                                                                                 In U.S. Dollars
                      --------------------------------------------------------------------------
S&P        Moody's        Face
Ratings    Ratings       Amount              Corporate Bonds & Notes                     Value
------------------------------------------------------------------------------------------------
Industrial--Manufacturing--1.8%
A-           A2       $   500,000    Alcan Inc., 6.45% due 3/15/2011                 $   523,295
A+           A1           400,000    Alcoa Inc., 6% due 1/15/2012                        410,497
BBB+         A3         1,200,000    DaimlerChrysler NA Holdings,
                                     6.40% due 5/15/2006                               1,245,913
A-           A3           370,000    Deere & Co., 7.85% due 5/15/2010                    415,555
BBB          Baa2         500,000    Delphi Auto Systems Corporation,
                                     6.55% due 6/15/2006                                 521,334
BBB+         Baa1       1,600,000    Ford Motor Company, 7.45% due 7/16/2031           1,489,355
                                     Georgia-Pacific Corp.:
BBB-         Ba1          590,000     8.125% due 5/15/2011                               564,688
BBB-         Ba1          500,000     7.375% due 12/01/2025                              409,979
BBB          Baa2         200,000    Lockheed Martin Corp., 7.25% due 5/15/2006          217,306
BBB          Baa2         325,000    Martin Marietta Corp., 7.375% due 4/15/2013         357,621
BBB+         Baa1         500,000    Masco Corporation, 6% due 5/03/2004                 517,253
                                     Raytheon Company:
BBB-         Baa3         475,000     8.30% due 3/01/2010                                541,388
BBB-         Baa3         600,000     6.75% due 3/15/2018                                605,617
BBB          Baa2       1,000,000    Visteon Corp., 8.25% due 8/01/2010                1,083,735
BBB          Baa2         200,000    Weyerhaeuser Company,
                                     5.95% due 11/01/2008                                202,110
                                                                                     -----------
                                                                                       9,105,646
------------------------------------------------------------------------------------------------

Industrial--Other--2.1%
AA           Aa3          396,000    Abbott Laboratories, 5.625% due 7/01/2006           410,364
BBB+         Baa2         500,000    Burlington Northern Santa Fe,
                                     6.75% due 7/15/2011                                 524,779
BBB          Baa2         500,000    CSX Corporation, 6.75% due 3/15/2011                524,380
AAA          Aaa        1,140,000    Continental Airlines, 6.563% due 2/15/2012        1,187,059
BB-          Ba3          587,000    Delta Airlines, 10.375% due 2/01/2011               588,378
AA           Aa3          600,000    Eli Lilly & Company, 7.125% due 6/01/2025           652,632
BBB+         Baa2         350,000    Health Care Properties Investors Inc.,
                                     6.45% due 6/25/2012                                 348,729
BBB          Baa2         325,000    New Plan Excel Realty Trust,
                                     5.875% due 6/15/2007                                327,446
                                     Norfolk Southern Corporation:
BBB          Baa1         500,000     7.70% due 5/15/2017                                574,879
BBB          Baa1         500,000     7.25% due 2/15/2031                                518,068
BBB-         Baa3       1,500,000    Northrop Grumman Corporation,
                                     7.125% due 2/15/2011                              1,597,586
                                     Praxair Inc.:
BBB+         A3           500,000     6.50% due 3/01/2008                                526,335
BBB+         A3           135,000     6.375% due 4/01/2012                               139,985
                                     Tenet Healthcare Corporation:
BBB          Baa3         650,000     5% due 7/01/2007                                   644,556
BBB          Baa3         650,000     6.875% due 11/15/2031                              639,857


                       June 30, 2002 (21) Mercury Aggregate Bond Index Fund

                                                                                 In U.S. Dollars
                      --------------------------------------------------------------------------
S&P        Moody's        Face
Ratings    Ratings       Amount              Corporate Bonds & Notes                     Value
------------------------------------------------------------------------------------------------
Industrial--Other (concluded)
                                     Union Pacific Corp.:
BBB          Baa3     $ 1,000,000     9.625% due 12/15/2002                          $ 1,030,458
NR*          Baa3         250,000     5.75% due 10/15/2007                               256,964
A+           A2           200,000    United Technology Corporation,
                                     6.35% due 3/01/2011                                 210,259
                                                                                     -----------
                                                                                      10,702,714
------------------------------------------------------------------------------------------------

Industrial--Services--2.4%
BBB          Baa2         450,000    Comcast Cable Communications,
                                     8.875% due 5/01/2017                                444,262
A+           A2           888,000    Dayton Hudson Corp., 10% due 1/01/2011            1,133,314
A+           A1           500,000    First Data Corporation, 6.375% due 12/15/2007       537,619
BBB          Baa2       1,000,000    Hertz Corp., 7% due 1/15/2028                       851,839
A-           A3           500,000    Kohl's Corporation, 6.30% due 3/01/2011             515,754
BBB-         Baa3       1,000,000    News America Inc., 7.25% due 5/18/2018              944,865
A-           Baa1         500,000    Sears Discover Credit Corp.,
                                     9.14% due 3/13/2012                                 592,086
                                     Sears Roebuck Acceptance Corporation:
A-           Baa1         500,000     6% due 3/20/2003                                   511,936
A-           Baa1         205,000     7% due 6/01/2032                                   196,378
A+           A2           500,000    Target Corporation, 6.35% due 1/15/2011             525,152
BBB+         Baa2       1,275,000    Tele-Communications Inc.,
                                     8.25% due 1/15/2003                               1,293,768
                                     Time Warner Inc.:
BBB+         Baa1       1,000,000     7.75% due 6/15/2005                              1,051,273
BBB+         Baa1         352,000     6.875% due 6/15/2018                               302,646
A-           A3         1,785,000    Viacom Inc., 7.75% due 6/01/2005                  1,956,819
AA           Aa2        1,000,000    Wal-Mart Stores, Inc., 6.875% due 8/10/2009       1,098,479
BBB          NR*          500,000    Waste Management Inc., 6.50% due 5/15/2004          516,201
                                                                                     -----------
                                                                                      12,472,391
------------------------------------------------------------------------------------------------

Utilities--Communications--1.8%
BBB+         Baa2         850,000    AT&T Corporation, 6% due 3/15/2009                  671,500
BBB          Baa2         790,000    AT&T Wireless Services Inc.,
                                     8.75% due 3/01/2031                                 610,110
A            A2           200,000    Alltel Corporation, 7% due 7/01/2012                199,556
AA-          Aa3          800,000    Ameritech Capital Funding,
                                     6.45% due 1/15/2018                                 793,002
A+           Aa3        1,034,000    BellSouth Corporation, 6% due 10/15/2011          1,045,249
A-           Baa1         950,000    British Telecom PLC, 8.375% due 12/15/2010        1,033,788
BBB          Baa2         850,000    Citizens Communications Company,
                                     7.625% due 8/15/2008                                776,717
BBB-         Baa3         500,000    Clear Channel Communications,
                                     7.65% due 9/15/2010                                 511,192
BBB+         Baa1         400,000    Deutsche Telekom International Finance,
                                     7.75% due 6/15/2005                                 409,261
BBB          Baa3         300,000    France Telecom, 9% due 3/01/2031                    265,355


                       June 30, 2002 (22) Mercury Aggregate Bond Index Fund

                                                                                 In U.S. Dollars
                      --------------------------------------------------------------------------
S&P        Moody's        Face
Ratings    Ratings       Amount              Corporate Bonds & Notes                    Value
------------------------------------------------------------------------------------------------
Utilities--Communications (concluded)
A+           A2       $   800,000    GTE Corporation, 6.84% due 4/15/2018           $    736,270
BB           Ba2          690,000    Qwest Capital Funding, 7.90% due 8/15/2010          389,850
AA-          Aa3          560,000    SBC Communications Inc.,
                                     6.25% due 3/15/2011                                 573,319
BBB-         Baa3       1,150,000    Sprint Capital Corporation,
                                     5.70% due 11/15/2003                              1,021,912
                                                                                    ------------
                                                                                       9,037,081
------------------------------------------------------------------------------------------------

Utilities--Gas & Electric--1.2%
BBB+         Baa1         500,000    Commonwealth Edison Company,
                                     6.95% due 7/15/2018                                 508,169
BBB+         Baa1         481,000    Dominion Resources Inc.,
                                     8.125% due 6/15/2010                                540,169
BBB+         Baa2       1,500,000    Exelon Corporation, 6.75% due 5/01/2011           1,566,147
BBB+         A3           500,000    Houston Lighting and Power,
                                     8.75% due 3/01/2022                                 521,328
BBB+         A3           675,000    Oncor Electric Delivery,
                                     6.375% due 5/01/2012 (a)                            693,530
BBB          Baa1         500,000    Progress Energy Inc., 7.10% due 3/01/2011           528,208
A            A1         1,000,000    South Carolina Electric & Gas,
                                     6.70% due 2/01/2011                               1,054,562
BBB+         A3           700,000    Teco Energy Inc., 7% due 5/01/2012                  734,108
                                                                                    ------------
                                                                                       6,146,221
------------------------------------------------------------------------------------------------

Yankee--Corporate--1.4%
A            A3           500,000    BHP Finance USA Limited,
                                     6.42% due 3/01/2026                                 507,632
A            A1           200,000    BSCH Issuances Ltd., 7.625% due 9/14/2010           219,284
BBB+         Baa2         500,000    Canadian National Railways,
                                     6.375% due 10/15/2011                               519,087
A+           A1         1,000,000    Hydro-Quebec, 8.875% due 3/01/2026                1,289,168
BBB+         A3           500,000    Korea Development Bank,
                                     7.125% due 4/22/2004                                530,372
A            A2           400,000    Norsk Hydro A/S, 6.36% due 1/15/2009                413,672
BBB-         Baa1         575,000    Pemex Project Funding Master Trust,
                                     9.125% due 10/13/2010                               603,750
BBB+         Baa2         500,000    Potash Corporation of Saskatchewan,
                                     7.75% due 5/31/2011                                 556,743
A            A1         1,000,000    Santander Financial Issuances Ltd.,
                                     7% due 4/01/2006                                  1,076,930
BBB-         Ba2        1,000,000    Tyco International Group SA,
                                     6.75% due 2/15/2011                                 776,570
A+           A1           500,000    Unilever Capital Corporation,
                                     7.125% due 11/01/2010                               551,019
                                                                                    ------------
                                                                                       7,044,227
------------------------------------------------------------------------------------------------
                                     Total Investments in Corporate Bonds & Notes
                                     (Cost--$143,546,847)--28.4%                     145,876,238
------------------------------------------------------------------------------------------------


                       June 30, 2002 (23) Mercury Aggregate Bond Index Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                                 In U.S. Dollars
                      --------------------------------------------------------------------------
                          Face
                         Amount                Short-Term Securities                    Value
------------------------------------------------------------------------------------------------
Repurchase Agreements***--0.9%
                      $ 4,700,000    Morgan Stanley & Co., Inc., purchased on
                                     6/28/2002 to yield 1.90% to 7/01/2002          $  4,700,000
------------------------------------------------------------------------------------------------
                                     Total Investments in Short-Term Securities
                                     (Cost--$4,700,000)--0.9%                          4,700,000
------------------------------------------------------------------------------------------------
                                     Total Investments
                                     (Cost--$502,140,719)--99.9%                     513,560,081
                                     Other Assets Less Liabilities--0.1%                 313,748
                                                                                    ------------
                                     Net Assets--100.0%                             $513,873,829
                                                                                    ============
------------------------------------------------------------------------------------------------

  *   Not Rated.
 ** Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
*** Repurchase Agreements are fully collateralized by U.S. Government Agency Obligations.
(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(b) Restricted securities as to resale. The value of the Fund's investment in restricted securities was approximately $10,559,000, representing 2.1% of net assets.

                                      Acquisition
      Issue                               Date          Cost            Value
      --------------------------------------------------------------------------
      Security Life of Denver,
      0.33% due 10/01/2002             3/28/2002     $10,000,000     $10,559,188
      --------------------------------------------------------------------------
      Total                                          $10,000,000     $10,559,188
                                                     ===========     ===========
      --------------------------------------------------------------------------

(1) Represents or includes a "to-be-announced" (TBA) transaction. The Series has committed to purchase securities for which all specific information is not available at this time.

      See Notes to Financial Statements.


                       June 30, 2002 (24) Mercury Aggregate Bond Index Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2002

MASTER AGGREGATE BOND INDEX SERIES

Assets:

Investments, at value (including securities loaned of $518,220)
  (identified cost--$502,140,719)                                                  $513,560,081
Investments held as collateral for loaned securities, at value                          540,000
Cash                                                                                    149,171
Receivables:
  Interest                                                          $5,961,895
  Securities sold                                                    1,164,829
  Contributions                                                        945,380        8,072,104
                                                                    ----------
Prepaid expenses                                                                          1,876
                                                                                   ------------
Total assets                                                                        522,323,232
                                                                                   ------------
-----------------------------------------------------------------------------------------------

Liabilities:

Collateral on securities loaned, at value                                               540,000
Payables:
  Securities purchased                                               6,385,255
  Withdrawals                                                        1,429,144
  Investment adviser                                                     3,940        7,818,339
                                                                    ----------
Accrued expenses and other liabilities                                                   91,064
                                                                                   ------------
Total liabilities                                                                     8,449,403
                                                                                   ------------
-----------------------------------------------------------------------------------------------

Net Assets:

Net assets                                                                         $513,873,829
                                                                                   ============
-----------------------------------------------------------------------------------------------

Net Assets Consist of:

Investors' capital                                                                 $502,454,467
Unrealized appreciation on investments--net                                          11,419,362
                                                                                   ------------
Net assets                                                                         $513,873,829
                                                                                   ============
-----------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                       June 30, 2002 (25) Mercury Aggregate Bond Index Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2002

MASTER AGGREGATE BOND INDEX SERIES

Investment Income:

Interest                                                               $ 13,794,823
Securities lending--net                                                         321
                                                                       ------------
Total income                                                             13,795,144
                                                                       ------------
-----------------------------------------------------------------------------------

Expenses:

Professional fees                                          $78,742
Accounting services                                         62,044
Custodian fees                                              40,834
Investment advisory fees                                    24,324
Pricing fees                                                 4,714
Trustees' fees and expenses                                  4,299
Printing and shareholder reports                             1,795
Other                                                        8,816
Total expenses                                             -------          225,568
                                                                       ------------
Investment income--net                                                   13,569,576
                                                                       ------------
-----------------------------------------------------------------------------------

Realized & Unrealized Gain (Loss) on Investments--Net:

Realized loss from investments--net                                        (762,329)
Change in unrealized appreciation on investments--net                     4,776,433
                                                                       ------------
Total realized and unrealized gain on investments--net                    4,014,104
                                                                       ------------
Net Increase in Net Assets Resulting from Operations                   $ 17,583,680
                                                                       ============
-----------------------------------------------------------------------------------

See Notes to Financial Statements.


                       June 30, 2002 (26) Mercury Aggregate Bond Index Fund

STATEMENTS OF CHANGES IN NET ASSETS

MASTER AGGREGATE BOND INDEX SERIES

                                                                  For the Six          For the
                                                                  Months Ended        Year Ended
                                                                    June 30,         December 31,
Increase in Net Assets:                                               2002               2001
-------------------------------------------------------------------------------------------------
Operations:

Investment income--net                                           $  13,569,576      $  24,638,002
Realized gains (loss) on investments--net                             (762,329)         3,530,237
Change in unrealized appreciation on investments--net                4,776,433          3,620,323
                                                                 --------------------------------
Net increase in net assets resulting from operations                17,583,680         31,788,562
                                                                 --------------------------------
-------------------------------------------------------------------------------------------------

Capital Transactions:

Proceeds from contributions                                        182,110,471        297,187,588
Fair value of withdrawals                                         (151,971,513)      (171,169,747)
                                                                 --------------------------------
Net increase in net assets derived from capital transactions        30,138,958        126,017,841
                                                                 --------------------------------
-------------------------------------------------------------------------------------------------

Net Assets:

Total increase in net assets                                        47,722,638        157,806,403
Beginning of period                                                466,151,191        308,344,788
                                                                 --------------------------------
End of period                                                    $ 513,873,829      $ 466,151,191
                                                                 ================================
-------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                       June 30, 2002 (27) Mercury Aggregate Bond Index Fund

FINANCIAL HIGHLIGHTS

MASTER AGGREGATE BOND INDEX SERIES

The following ratios have been derived from information provided in the financial statements.

                                    For the
                                   Six Months
                                     Ended                  For the Year Ended December 31,
                                    June 30,      --------------------------------------------------
                                     2002           2001          2000          1999          1998
----------------------------------------------------------------------------------------------------
Total Investment Return:               .74%+         8.07%            --            --            --
                                   =================================================================
----------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement         .09%*          .13%          .14%          .10%          .12%
                                   =================================================================
Expenses                               .09%*          .13%          .14%          .10%          .13%
                                   =================================================================
Investment income--net                5.58%*         5.93%         6.62%         6.30%         6.20%
                                   =================================================================
----------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period
  (in thousands)                   $513,874       $466,151      $308,345      $406,148      $434,935
                                   =================================================================
Portfolio turnover                   41.81%        144.23%        43.24%        61.82%        27.89%
                                   =================================================================
----------------------------------------------------------------------------------------------------

*     Annualized.
+     Aggregate total investment return.

      See Notes to Financial Statements.


                       June 30, 2002 (28) Mercury Aggregate Bond Index Fund

NOTES TO FINANCIAL STATEMENTS

      MASTER AGGREGATE BOND INDEX SERIES

(1)   Significant Accounting Policies:

      Master Aggregate Bond Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

      (a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Other investments, including futures contracts and related options, are stated at market value. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.


                       June 30, 2002 (29) Mercury Aggregate Bond Index Fund

      (b) Repurchase agreements--The Series invests in securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Series takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Series may be delayed or limited.

      (c) Derivative financial instruments--The Series may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Series is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

      o Financial futures contracts--The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      o Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).


                       June 30, 2002 (30) Mercury Aggregate Bond Index Fund

      Written and purchased options are non-income producing investments.

      (d) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Accordingly, as a "pass through" entity, the Series pays no income dividends or capital gains distributions. Therefore, no Federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of Subchapter M of the Internal Revenue Code.

      (e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis.

      (f) Dollar rolls--The Series may sell securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date.

      (g) Securities lending--The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investments, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.


                       June 30, 2002 (31) Mercury Aggregate Bond Index Fund

(2)   Investment Advisory Agreement and Transactions with Affiliates:

      The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

      FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets.

      The Series has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. Pursuant to that order, the Series also has retained QA Advisors, LLC ("QA Advisors"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. QA Advisors may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by QA Advisors or in registered money market funds advised by FAM or its affiliates. As of June 30, 2002, cash collateral of $162,220 was invested in the Money Market Series of the Merrill Lynch Liquidity Series, LLC and $377,780 was invested in the Merrill Lynch Premier Institutional Fund. For the six months ended June 30, 2002, QA Advisors received $138 in securities lending agent fees.

      During the six months ended June 30, 2002, the Series paid Merrill Lynch Security Pricing Service, an affiliate of MLPF&S, $14,360 for security price quotations to compute the net asset value of the Series.


                       June 30, 2002 (32) Mercury Aggregate Bond Index Fund

      Merrill Lynch Trust Company, an indirect, wholly-owned subsidiary of ML & Co., is the Series' custodian.

      For the six months ended June 30, 2002, the Series reimbursed FAM $6,982 for certain accounting services.

      Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

(3)   Investments:

      Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2002 were $245,805,011 and $201,094,568, respectively.

      Net realized losses for the six months ended June 30, 2002 and net unrealized gains as of June 30, 2002 were as follows:

                                                     Realized         Unrealized
                                                      Losses             Gains
      --------------------------------------------------------------------------
      Long-term investments                         $(707,876)       $11,419,362
      Financial futures contracts                     (54,453)                --
                                                    ----------------------------
      Total                                         $(762,329)       $11,419,362
                                                    ============================
      --------------------------------------------------------------------------

      As of June 30, 2002, net unrealized appreciation for Federal income tax purposes aggregated $11,413,874, of which $13,700,411 related to appreciated securities and $2,286,537 related to depreciated securities. At June 30, 2002, the aggregate cost of investments for Federal income tax purposes was $502,146,207.


                       June 30, 2002 (33) Mercury Aggregate Bond Index Fund

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

(4)   Short-Term Borrowings:

      The Series, along with certain other funds managed by FAM and its affiliates, is a party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .09% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 30, 2001, the credit agreement was renewed for one year under the same terms. The Series did not borrow under the credit agreement during the six months ended June 30, 2002.


                       June 30, 2002 (34) Mercury Aggregate Bond Index Fund

[LOGO] Merrill Lynch  Investment Managers

      MUTUAL            MANAGED         ALTERNATIVE           INSTITUTIONAL
      FUNDS            ACCOUNTS         INVESTMENTS         ASSET MANAGEMENT

                               [GRAPHIC OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Mercury Aggregate Bond Index Fund of
Mercury Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLE LOGO] Printed on post-consumer recycled paper            #MERCABI--6/02